Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1, 2013	$ 95
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	12
Settlements	(7)
Balance at December 31, 2013	$ 89